Loans and borrowings (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		₨ 68,516	₨ 39,989
Non Convertible Debentures [Member] | Aurigene Pharmaceutical Services Limited [Member]
Disclosure of detailed information about borrowings [line items]
Non current debentures issued	₨ 3,800
Borrowings maturity	3 years